Note 11 - Financial Instruments - Summary of Derivative Fair Values (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Warrants, fair value	$ 1,397	$ 3,222
Warrants, volatility	169.16%
Financial Instrument Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Warrants, fair value	$ 1,397	$ 3,222
Warrants, volatility	169.16%	104.70%